30 Equity (Details 3) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Basic and diluted numerator
Basic and diluted earnings	R$ 1,989,946	R$ 1,407,063	R$ 1,033,626
Basic and diluted denominator
Weighted average of shares	273,655,375	273,655,375	273,655,375
Common Shares [Member]
Basic and diluted numerator
Basic and diluted earnings	R$ 1,007,014	R$ 712,234	R$ 523,206
Basic and diluted denominator
Weighted average of shares	145,031,080	145,031,080	145,031,080
Basic and diluted earnings per share attributable to shareholders of parent company	R$ 6.94344	R$ 4.91091	R$ 3.60754
Class "A" Preferred [Member]
Basic and diluted numerator
Basic and diluted earnings	R$ 2,984	R$ 1,775	R$ 1,304
Basic and diluted denominator
Weighted average of shares	327,368	328,627	328,627
Basic and diluted earnings per share attributable to shareholders of parent company	R$ 9.11525	R$ 5.40201	R$ 3.9683
Class "B" Preferred [Member]
Basic and diluted numerator
Basic and diluted earnings	R$ 979,948	R$ 693,054	R$ 509,116
Basic and diluted denominator
Weighted average of shares	128,296,927	128,295,668	128,295,668
Basic and diluted earnings per share attributable to shareholders of parent company	R$ 7.63812	R$ 5.40201	R$ 3.96830